401(k) Plan (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 15, 2012	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Maximum annual contributions per employee, percent	100.00%
Employer matching contribution, percent of match				100.00%		100.00%
Employer contributions		$ 9,000	$ 28,000	$ 54,000	$ 81,000	$ 176,000	$ 149,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers matching contribution, annual vesting percentage				3.00%		3.00%